INITIAL PUBLIC OFFERING (Details Narrative) - Genesis Unicorn Capital Corp [Member] - USD ($)		6 Months Ended		10 Months Ended	12 Months Ended
	Feb. 17, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Gross proceeds			$ 84,851,528		$ 84,851,528
Public Warrant [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price per share	$ 11.50
Warrants purchase of common stock shares	1
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued during period	8,625,000
Gross proceeds	$ 86,250,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued during period	1,125,000